EARNINGS PER SHARE (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Convertible Debt Securities [Member]	Dec. 31, 2013 Convertible Debt [Member] 3.75% Convertible Bond [Member]	Dec. 31, 2012 Convertible Debt [Member] 3.75% Convertible Bond [Member]	Dec. 31, 2011 Convertible Debt [Member] 3.75% Convertible Bond [Member]	Dec. 31, 2013 Convertible Debt [Member] 3.25% Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stated interest rate		3.75%	3.75%	3.75%	3.25%
Antidilutive securities	17,147,448
Debt amount					$ 350,000,000.0
Conversion price (in dollars per share)					$ 20.41